Equity-Based Compensation (Notes)	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
EQUITY-BASED COMPENSATION

Unit-based compensation expense related to the Partnership that was included in our condensed statements of combined consolidated operations was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Service phantom units	$61	$40	$90	$40
Performance phantom units	273	83	622	83
Total Unit-Based Compensation Expense	$334	$123	$712	$123

Service Phantom Unit Awards. During the six months ended June 30, 2012, our general partner issued service phantom unit awards with tandem distribution equivalent rights ("DER") to certain directors under the 2011 TLLP Long-Term Incentive Plan. The fair value of each phantom unit and tandem DER on the grant date is equal to the market price of our common unit on that date. The estimated fair value is amortized over the vesting period using the straight-line method. Non-employee director awards vest at the end of a one-year service period and employee awards granted in 2011 vest ratably over a three-year service period. Total unrecognized compensation cost related to our nonvested service phantom units totaled $0.2 million as of June 30, 2012, which is expected to be recognized over a weighted-average period of 1.3 years. The fair value of nonvested service phantom units outstanding as of June 30, 2012, totaled $0.5 million.

A summary of our service phantom unit award activity for the six months ended June 30, 2012, is set forth below:

	Number of Service Phantom Units	Weighted-Average Grant Date Fair Value
Nonvested at January 1, 2012	14,073	$23.24
Granted	5,554	36.44
Vested	(6,993)	23.33
Forfeited	(3,557)	28.52
Nonvested at June 30, 2012	9,077	29.18

Performance Phantom Unit Awards. Our general partner granted performance phantom unit awards to certain officers in February 2012. These performance phantom unit awards represent the right to receive a TLLP common unit at the end of the approximate three-year performance period depending on the Partnership's achievement of pre-established performance measures. The value of the award ultimately paid will be based on our relative total unitholder return against the performance peer group over the performance period. The performance phantom unit awards can range from 0% to 200% of the targeted award value. The estimated weighted-average payout for these awards was 141% based on results through June 30, 2012. The fair value of each performance phantom unit award is estimated at the grant date using a Monte Carlo simulation model. The estimated fair value is amortized over the vesting period, generally three years, using the straight-line method. Total unrecognized compensation cost related to our nonvested performance phantom units totaled $1.7 million as of June 30, 2012, which is expected to be recognized over a weighted-average period of 2.2 years.

A summary of our performance phantom unit award activity for the six months ended June 30, 2012, is set forth below:

	Number of Performance Phantom Units	Weighted-Average Grant Date Fair Value
Nonvested at January 1, 2012	36,800	$32.99
Granted	36,000	39.19
Nonvested at June 30, 2012	72,800	36.06

Sponsor's Stock-based Compensation. Certain Tesoro employees supporting the Predecessors' operations were historically granted long-term incentive compensation awards under Tesoro's stock-based compensation programs, which primarily consist of stock options, restricted common stock and stock appreciation rights. The Predecessors were allocated expenses for stock-based compensation costs. These costs are included in the Predecessors' general and administrative expenses. The Predecessors' allocated expense was $0.7 million for the six months ended June 30, 2011. There was an immaterial amount of stock-based compensation related to the Predecessors for the three and six months ended June 30, 2012 and the three months ended June 30, 2011. The Partnership has not been allocated these stock-based compensation costs as they are included with the services provided under the Amended Omnibus Agreement.